FINANCIAL ASSETS AND LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Current financial assets at amortized cost		$ 80
Term Deposits [Member]
IfrsStatementLineItems [Line Items]
Current financial assets at amortized cost		$ 80